CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Net income before noncontrolling interest	₨ 118,049.9	$ 1,781.9	₨ 99,504.7	₨ 79,446.2
Foreign currency translation reserve:
Net unrealized gain (loss) arising during the period [net of tax nil, 38.7 and Rs. 128.3, as of March 31, 2014, March 31, 2015 and March 31, 2016, respectively]	240.3	3.6	92.9	211.5
Available for sale securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. 6,310.3, Rs. (11,425.5) and Rs. (2,559.7), as of March 31, 2014, March 31, 2015 and March 31, 2016, respectively]	4,562.9	68.9	22,188.9	(12,267.8)
Reclassification adjustment for net (gain)/ loss included in net income [net of tax Rs. 10.0, Rs. (69.5) and Rs. 2,177.4, as of March 31, 2014, March 31, 2015 and March 31, 2016, respectively]	(4,114.3)	(62.1)	135.0	(19.5)
Other comprehensive income, net of tax	688.9	10.4	22,416.8	(12,075.8)
Total comprehensive income	118,738.8	1,792.3	121,921.5	67,370.4
Less: Comprehensive income attributable to shareholders of noncontrolling interest	134.6	2.0	267.0	126.5
Comprehensive income attributable to HDFC Bank Limited	₨ 118,604.2	$ 1,790.3	₨ 121,654.5	₨ 67,243.9